Provisions - Movements in the Fair Value of Plan Assets (Details) - Post-employment defined benefit plans - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Net Defined Benefit Liability Asset [Roll Forward]
Net defined benefit asset (liability) at beginning of period	€ (385)
Net defined benefit asset (liability) at end of period	(309)	€ (385)
Fair value of plan assets
Net Defined Benefit Liability Asset [Roll Forward]
Net defined benefit asset (liability) at beginning of period	774	801
Translation differences	90	7
Interest income	66	51
Actuarial losses and gains	(3)	(39)
Participants contributions		2
Company contributions	2
Benefits paid	(45)	(35)
Transfers	5	2
Other movements	(19)	(15)
Net defined benefit asset (liability) at end of period	870	774
Germany | Operating segments
Net Defined Benefit Liability Asset [Roll Forward]
Net defined benefit asset (liability) at beginning of period	(223)
Net defined benefit asset (liability) at end of period	(107)	(223)
Germany | Operating segments | Fair value of plan assets
Net Defined Benefit Liability Asset [Roll Forward]
Net defined benefit asset (liability) at beginning of period	99	95
Translation differences	0	0
Interest income	1	0
Actuarial losses and gains	(1)	3
Participants contributions		2
Company contributions	2
Benefits paid	(3)	(2)
Transfers	3	1
Other movements	0	0
Net defined benefit asset (liability) at end of period	101	99
Brazil | Operating segments
Net Defined Benefit Liability Asset [Roll Forward]
Net defined benefit asset (liability) at beginning of period	(88)
Net defined benefit asset (liability) at end of period	(137)	(88)
Brazil | Operating segments | Fair value of plan assets
Net Defined Benefit Liability Asset [Roll Forward]
Net defined benefit asset (liability) at beginning of period	660	693
Translation differences	89	6
Interest income	65	51
Actuarial losses and gains	(2)	(42)
Participants contributions		0
Company contributions	0
Benefits paid	(42)	(33)
Transfers	0	0
Other movements	(19)	(15)
Net defined benefit asset (liability) at end of period	751	660
Others | Operating segments
Net Defined Benefit Liability Asset [Roll Forward]
Net defined benefit asset (liability) at beginning of period	(7)
Net defined benefit asset (liability) at end of period	(1)	(7)
Others | Operating segments | Fair value of plan assets
Net Defined Benefit Liability Asset [Roll Forward]
Net defined benefit asset (liability) at beginning of period	15	13
Translation differences	1	1
Interest income	0	0
Actuarial losses and gains	0	0
Participants contributions		0
Company contributions	0
Benefits paid	0	0
Transfers	2	1
Other movements	0	0
Net defined benefit asset (liability) at end of period	€ 18	€ 15